Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 17 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Due to subsidiaries, net, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment deficit in its subsidiaries under the equity method of accounting.

	September 30,	September 30,
	2023	2022
ASSETS
ASSETS:
Cash	$254,483	$5,162
Prepayments and other current assets	10,000	-
Due from a related party	-	2,287
TOTAL CURRENT ASSETS	264,483	7,449

Investments in subsidiaries	4,163,507	8,784,925
TOTAL ASSETS	$4,427,990	$8,792,374

EQUITY:
Ordinary shares, 100,000,000 shares authorized, consisting of 90,000,000 Class A ordinary shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share, 15,055,491 and 14,325,491 Class A ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively; 4,030,000 Class B ordinary shares issued and outstanding at both September 30, 2023 and 2022.
Class A ordinary shares	$7,528	$7,163
Class B ordinary shares	2,015	2,015
Additional paid in capital	19,468,026	17,643,391
Statutory reserves	1,007,027	964,363
Accumulated deficits	(14,835,585)	(9,006,610)
Accumulated other comprehensive loss	(1,221,021)	(817,948)
TOTAL SHAREHOLDERS’ EQUITY	4,427,990	8,792,374

TOTAL LIABILITIES AND EQUITY	$4,427,990	$8,792,374

	For the Years Ended September 30,
	2023	2022	2021

Equity in (loss) earnings of subsidiaries	$(3,684,384)	$(2,134,752)	$1,978,553
General and administration expenses and others	(2,101,927)	(4,568)	-
NET (LOSS) INCOME	(5,786,311)	(2,139,320)	1,978,553

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(403,073)	858,703	(396,536)
COMPREHENSIVE (LOSS) INCOME	$(6,189,384)	$(1,280,617)	$1,582,017

	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(5,786,311)	$(2,139,320)	$1,978,553
Equity in (loss) earnings of subsidiaries	3,684,384	2,134,752	(1,978,553)
Share based compensations	1,825,000	-	-
Prepayments and other assets	(10,000)	-	-
NET CASH USED IN OPERATING ACTIVITIES	(286,927)	(4,568)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment from (loan to) subsidiaries	533,961	(18,124,364)	-
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	533,961	(18,124,364)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	-	18,275,182	-
Payment for issuance costs	-	(151,646)	-
Advance from related party	2,287	10,558	-
NET CASH PROVIEDED BY FINANCING ACTIVITIES	2,287	18,134,094	-

CHANGES IN CASH	249,321	5,162	-
CASH, BEGINNING OF YEAR	5,162	-	-
CASH, END OF YEAR	$254,483	$5,162	$-